Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - Not Designated as Hedging Instrument [Member] - JPY (¥)
¥ in Billions
	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ 222	¥ 249
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	67	45
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	179	69
Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(20)	93
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	1
Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	13	7
Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(18)	35
Foreign Exchange Gains (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	181	69
Foreign Exchange Gains (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	179	69
Foreign Exchange Gains (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	2
Trading Account Profits (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	41	180
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	67	45
Trading Account Profits (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(20)	93
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	1
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	13	7
Trading Account Profits (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (20)	¥ 35